Share-Based Compensation	12 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 18. SHARE-BASED COMPENSATION

Long-Term Incentive Plan.    We maintain a stock incentive plan that provides for awards of non-qualified and incentive stock options, restricted stock and restricted stock units and performance stock units for the benefit of certain of our officers, directors and employees. Under CareFusion’s 2009 Long-Term Incentive Plan (the “Plan”), there are 40.0 million shares of common stock reserved and authorized for issuance. At June 30, 2013, awards (net of prevesting forfeitures) have been granted with respect to 24.8 million shares of the 40.0 million reserved shares, with 15.2 million shares available for future awards. The number of shares to be issued in connection with performance stock units is not determined until the end of their respective performance period and is therefore included at the current estimate of payout shares. New shares are issued for settlement of awards under the Plan.

At the time of the spinoff, Cardinal Health converted or adjusted outstanding stock options, restricted stock and restricted stock units (collectively, “share-based awards”) with respect to Cardinal Health common shares held by Cardinal Health and CareFusion employees. The manner of conversion for each employee was determined based on the date of the original share-based grant and the employment status of the employee at the spinoff date of August 31, 2009.

We are responsible for fulfilling all share-based awards related to CareFusion common stock, and Cardinal Health is responsible for fulfilling all share-based awards related to Cardinal Health common shares, regardless of whether the employee holding the share-based award is an employee of CareFusion or Cardinal Health. We record share-based compensation expense for the share-based awards with the offsetting impact recorded to “Additional Paid-In Capital” in our consolidated balance sheets.

Stock Options.    Under the Plan, stock options generally vest in equal annual installments over three years and are exercisable for periods up to seven years from the date of grant at a price equal to the fair market value of CareFusion’s common stock at the date of grant.

A summary of CareFusion stock option activity related to CareFusion and Cardinal Health employees for the fiscal year ended June 30, 2013 is as follows. With respect to the Cardinal Health stock options granted prior to September 26, 2007, the converted CareFusion stock options retained the vesting schedule and expiration date of the original Cardinal Health stock options.

(in millions, except per share amounts)	Shares Subject to Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Vested and unvested expected to vest, June 30, 2012	13.7	$27.21	3.51	$22

Balance at June 30, 2012	13.8	$27.16	3.50	$22
Granted	2.2	$26.60
Exercised	(3.4)	$24.41
Canceled/Forfeited	(2.1)	$34.79

Outstanding, June 30, 2013	10.5	$26.43	3.78	$109

Vested and unvested expected to vest, June 30, 2013	10.4	$26.55	3.77	$107

Exercisable, June 30, 2013	5.9	$27.28	2.57	$58

The following table summarizes activity related to CareFusion stock options exercised during the fiscal years ended June 30, 2013, 2012 and 2011:

	For Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Proceeds From Stock Options Exercised	$67	$14	$15
Intrinsic Value of Stock Options Exercised	$31	$4	$4
Tax Benefit Related to Stock Options Exercised	$10	$1	$1

The fair value of stock options granted by CareFusion during the fiscal years ended June 30, 2013, 2012, and 2011 was valued by CareFusion utilizing a Black-Scholes-Merton valuation model.

The following assumptions were utilized in deriving the fair value for awards granted under the Black-Scholes-Merton model for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
	2013	2012	2011
Risk Free Interest Rate	0.75%	0.75% — 0.96%	1.46% — 2.37%
Expected Term (years)	5.0	5.0	5.0
Volatility	32.0%	31.3%	31.8% — 32.5%
Dividend Yield	—%	—%	—%
Weighted-Average Grant Date Fair Value	$7.84	$7.45	$7.42

Black-Scholes-Merton.    The risk-free rate is based on a United States Treasury equivalent instrument with the same term as the expected term. The expected term of the stock option represents the estimated period of time until exercise and is based on the vesting period of the award and the estimated exercise patterns of employees. Volatility is based on actual CareFusion experience, as well as historical volatility of a peer group of companies that have similar revenues, earnings and market capitalization, and operate in the same industry as CareFusion. Volatility is based on the approximate expected term of the stock options. We do not currently plan to pay dividends on our common stock and therefore the dividend yield percentage is set at zero.

The Black-Scholes-Merton option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable, and includes management’s estimates of the relative inputs. Though we believe this is the best valuation technique for our stock options, our estimate of fair value may differ from other valuation models.

Restricted Stock and Restricted Stock Units.    Under the Plan, restricted stock and restricted stock units (“restricted stock awards”) generally vest in equal installments over three years. The fair value of restricted stock awards is based on the closing price of our common stock on the date of grant. Certain RSU awards are also subject to satisfying performance conditions. Once the likelihood of achieving the performance conditions for these shares is determined to be probable, compensation expense is recorded. The weighted-average grant date fair values of restricted stock awards granted was $27.83, $25.48 and $23.78 for the fiscal years ended June 30, 2013, 2012 and 2011, respectively.

With respect to restricted stock awards granted prior to September 26, 2007, the converted CareFusion restricted stock awards retained the vesting schedule of the original Cardinal Health restricted stock awards. A summary of CareFusion restricted stock awards related to CareFusion and Cardinal Health employees for the fiscal year ended June 30, 2013 is as follows:

(in millions, except per share amounts)	Shares	Weighted- Average Grant Date Fair Value
Balance at June 30, 2012	3.2	$24.04
Granted	1.5	$27.83
Vested	(1.6)	$23.41
Forfeited	(0.3)	$25.64

Outstanding, June 30, 2013	2.8	$26.17

Performance Stock Units.    Performance stock units provide share-based compensation to participants for which vesting is contingent upon company performance relative to specific financial targets, as defined in the award agreements. The amount of compensation expense recognized, as well as the period over which the awards are expected to vest, are based on management’s estimate of the most likely outcome.

In the fiscal year ended June 30, 2011 we granted performance stock units (the “Fiscal 2011 PSUs”) to our new Chief Executive Officer. For the Fiscal 2011 PSUs, we established performance goals based on market conditions associated with stock price appreciation, with vesting upon the three year anniversary of the grant date based on the extent certain stock price targets are met. The Fiscal 2011 PSUs were granted in five tranches, with the vesting of each tranche contingent upon future closing prices of the company’s common stock. Achievement of each average closing price target is determined based upon the arithmetic mean of the closing share prices from the date the price target is first met through the nineteenth trading day thereafter.

The following table depicts the performance target associated with each tranche of the Fiscal 2011 PSU’s:

Tranche	Average Closing Price Target (per share)
1	≥$30.00
2	≥$35.00
3	≥$40.00
4	≥$45.00
5	≥$50.00

A payout will be earned upon the three year anniversary of the grant date only if the performance target for a tranche is achieved between one and three years following the grant date, and the awardee remains in continuous employment through such date. The fair value of the Fiscal 2011 PSUs was determined by utilizing a Monte Carlo valuation model. Compensation expense for the Fiscal 2011 PSUs is recorded in the consolidated statements of income over the estimated vesting period of approximately three years.

In the fiscal years ended June 30, 2013 and June 30, 2012, we granted performance stock units (the “EPS PSUs”) to members of management. For the EPS PSUs, we established performance goals based on the achievement of the Compounded Annual Growth Rate (“CAGR”) of the company’s fully diluted, adjusted earnings per share (“EPS”) over the three year performance period. The payout amount of EPS PSUs will vary between 0% — 200% of a target number of shares of common stock based on performance relative to the target established for CAGR during the performance period. No payout is earned if the minimum CAGR performance target is not achieved. The fair value of the EPS PSUs is based on the closing price of the company’s common stock on the date of grant. Compensation expense for the EPS PSUs is recorded in the consolidated statements of income over the vesting period of three years.

A summary of performance stock unit activity for the fiscal year ended June 30, 2013 is as follows:

(in millions, except per unit amounts)	Performance Stock Units[1]	Weighted- Average Grant Date Fair Value
Balance at June 30, 2012	0.6	$18.80
Granted	0.2	$26.79
Vested	—	$—
Forfeited	—	$25.64

Outstanding, June 30, 2013	0.8	$20.25

[1]	Based on target number of shares of common stock subject to each grant of performance stock units.

Monte Carlo.    The risk-free rate, volatility, and dividend yield percentage utilized in estimating the fair value of the Fiscal 2011 PSUs approximate those used in the Black-Scholes-Merton stock option valuation model above. The expected term of the performance stock unit is based on the estimated vesting period of the award.

The Monte Carlo valuation model was developed for use in estimating the fair value of Fiscal 2011 PSUs and includes management’s estimates of the relative inputs. Though we believe this is the best valuation technique for the Fiscal 2011 PSUs, our estimate of fair value may differ from other valuation models.

Accounting for Share-Based Compensation.    Expense for share-based payment transactions with employees is recognized in the consolidated statements of income over the period during which an employee provides the requisite service in exchange for the award, based on their award’s fair value. Most stock options and restricted stock and restricted stock units vest ratably over a three-year vesting period. Share-based compensation expense associated with these graded-vesting awards is recognized using the straight-line method over the vesting period. Stock options generally have a seven-year contractual term. Total pre-tax share-based compensation expense was approximately $53 million, $51 million and $65 million for the fiscal years ending June 30, 2013, 2012 and 2011, respectively. The income tax benefit related to the share-based compensation expense was approximately $19 million, $19 million and $25 million for the fiscal years ended June 30, 2013, 2012, and 2011, respectively. We classify share-based compensation within SG&A expense to correspond with the same line item as the majority of the cash compensation paid to employees.

As of June 30, 2013, our total unrecognized share-based compensation expense related to nonvested share-based compensation awards, adjusted for estimated forfeitures, was $58 million. This compensation expense is expected to be recognized over a weighted-average period of approximately 2 years.

Because share-based compensation amounts related to employees of the Nicolet and ISP businesses, which are classified as discontinued operations, were not material for any period presented, we have not segregated them from continuing operations in this note. See note 2 for a detailed discussion.